Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease cost	$ 209,697	$ 209,697
Amortization of right-of-use assets	227,279	227,279
Interest on lease liabilities	81,072	86,028
Total finance lease cost	$ 308,351	$ 313,307